CALVERT INTERNATIONAL OPPORTUNITIES FUND
Supplement to
Calvert Equity and Asset Allocation Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Equity Funds Prospectus (Class I)
February 1, 2016
Date of Supplement: March 9, 2016
Pablo Salas of investment subadvisor Trilogy Global Advisors, LP, no longer serves as a portfolio manager for Calvert International Opportunities Fund.
The Prospectus is amended as follows:
The table under “Portfolio Management" in the Fund Summary for Calvert International Opportunities Fund is revised and restated as follows (related text and headings added for ease of reference):
Investment Subadvisors. Advisory Research, Inc. (“ARI”) and Trilogy Global Advisors, LP (“Trilogy”) (each a “Subadvisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Jonathan P. Brodsky	Managing Director, ARI	Since September 2011
Drew Edwards	Managing Director, ARI	Since September 2011
Marco P. Priani, CFA, CPA, FRM	Managing Director, ARI	Since September 2011
William Sterling, Ph.D.	Chief Investment Officer and Senior Portfolio Manager, Trilogy	Since September 2011
Gregory J. Gigliotti	Managing Director and Senior Portfolio Manager, Trilogy	Since September 2011
Jessica Reuss, CFA	Product Specialist and Portfolio Manager, Trilogy	Since September 2011
David Runkle, Ph.D., CFA	Director of Quantitative Research, Portfolio Manager, Trilogy	Since September 2011
The table for Trilogy Global Advisors, LP, under “Management of Fund Investments — More Information About the Advisor, Subadvisors and Portfolio Managers — Calvert International Opportunities Fund” is deleted and replaced with the following:

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
William Sterling, Ph.D.	Chief Investment Officer and Senior Portfolio Manager, Trilogy. Mr. Sterling has guided the firm since its inception in 1999.	Senior Portfolio Manager
Gregory J. Gigliotti	Managing Director and Senior Portfolio Manager, Trilogy. Responsible for day-to-day management of Trilogy’s client portfolios.	Senior Portfolio Manager
Jessica Reuss, CFA	Product Specialist and Portfolio Manager, Trilogy. Responsible for global research coverage in the consumer discretionary and consumer staples sectors.	Portfolio Manager
David Runkle, Ph.D., CFA	Director of Quantitative Research, Portfolio Manager, Trilogy. Responsible for Trilogy’s quantitative research efforts.	Portfolio Manager